Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

September 30, 2020

VDSC-QTLY-1120
1.837324.114

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.1%
Bandwidth, Inc. (a)	5,099	$890,132
Cogent Communications Group, Inc.	12,488	749,904
Consolidated Communications Holdings, Inc. (a)	44,196	251,475
Iridium Communications, Inc. (a)	1,184	30,287
Liberty Latin America Ltd. Class C (a)(b)	14,528	118,258
Ooma, Inc. (a)	16,451	214,686
PDVWireless, Inc. (a)	2,291	74,939
		2,329,681
Entertainment - 0.1%
Glu Mobile, Inc. (a)	23,251	178,451
Interactive Media & Services - 0.2%
Liberty TripAdvisor Holdings, Inc. (a)	17,914	30,991
Yelp, Inc. (a)(b)	22,210	446,199
Zedge, Inc. (a)	8,694	12,693
		489,883
Media - 0.2%
Cardlytics, Inc. (a)(b)	1,515	106,914
comScore, Inc. (a)	6,238	12,726
TechTarget, Inc. (a)	3,396	149,288
Tegna, Inc.	6,320	74,260
		343,188
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	10,831	481,275

TOTAL COMMUNICATION SERVICES		3,822,478

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.4%
Adient PLC (a)	15,977	276,881
American Axle & Manufacturing Holdings, Inc. (a)	16,125	93,041
Cooper-Standard Holding, Inc. (a)	1,561	20,621
Modine Manufacturing Co. (a)	9,443	59,019
Tenneco, Inc. (a)	25,338	175,846
Visteon Corp. (a)	2,654	183,710
Workhorse Group, Inc. (a)(b)	2,551	64,489
		873,607
Distributors - 0.2%
Core-Mark Holding Co., Inc.	11,676	337,787
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	1,330	37,493
Collectors Universe, Inc.	1,139	56,369
Weight Watchers International, Inc. (a)	6,784	128,014
		221,876
Hotels, Restaurants & Leisure - 3.0%
Bloomin' Brands, Inc.	37,643	574,809
Brinker International, Inc.	26,942	1,150,962
Caesars Entertainment, Inc. (a)	11,162	625,742
Churchill Downs, Inc.	3,587	587,622
Cracker Barrel Old Country Store, Inc.	1,916	219,689
Dine Brands Global, Inc.	1,317	71,895
Marriott Vacations Worldwide Corp.	3,395	308,300
Penn National Gaming, Inc. (a)	12,133	882,069
PlayAGS, Inc. (a)	4,563	16,153
RCI Hospitality Holdings, Inc. (b)	4,092	83,477
Scientific Games Corp. Class A (a)	24,815	866,292
Shake Shack, Inc. Class A (a)(b)	2,314	149,207
Texas Roadhouse, Inc. Class A	5,611	341,093
Wingstop, Inc.	2,890	394,919
		6,272,229
Household Durables - 3.0%
Cavco Industries, Inc. (a)	2,432	438,514
Ethan Allen Interiors, Inc.	8,710	117,933
Flexsteel Industries, Inc.	6,890	165,360
Installed Building Products, Inc. (a)	1,362	138,584
KB Home	38,330	1,471,489
La-Z-Boy, Inc.	20,962	663,028
M.D.C. Holdings, Inc.	17,306	815,113
M/I Homes, Inc. (a)	26,746	1,231,653
Meritage Homes Corp. (a)	3,277	361,748
TopBuild Corp. (a)	369	62,985
TRI Pointe Homes, Inc. (a)	46,582	844,997
		6,311,404
Internet & Direct Marketing Retail - 0.9%
Overstock.com, Inc. (a)	2,701	196,228
PetMed Express, Inc. (b)	12,679	400,910
Shutterstock, Inc.	14,082	732,827
Stamps.com, Inc. (a)	1,111	267,695
The Rubicon Project, Inc. (a)(b)	5,563	38,635
Waitr Holdings, Inc. (a)	52,073	167,675
		1,803,970
Leisure Products - 0.9%
Acushnet Holdings Corp.	2,432	81,740
Johnson Outdoors, Inc. Class A	6,840	560,128
Malibu Boats, Inc. Class A (a)	6,380	316,193
Vista Outdoor, Inc. (a)	45,280	913,750
YETI Holdings, Inc. (a)	2,179	98,752
		1,970,563
Specialty Retail - 3.1%
Aaron's, Inc. Class A	4,984	282,344
Asbury Automotive Group, Inc. (a)	4,850	472,633
Group 1 Automotive, Inc.	9,122	806,294
Haverty Furniture Companies, Inc.	5,598	117,222
Lumber Liquidators Holdings, Inc. (a)	2,775	61,189
Murphy U.S.A., Inc. (a)	1,131	145,073
Rent-A-Center, Inc.	31,204	932,688
RH (a)	1,320	505,058
Sally Beauty Holdings, Inc. (a)	708	6,153
Shoe Carnival, Inc. (b)	19,016	638,557
Signet Jewelers Ltd.	10,238	191,451
Sleep Number Corp. (a)	22,090	1,080,422
Sonic Automotive, Inc. Class A (sub. vtg.)	29,073	1,167,572
The ODP Corp.	9,584	186,409
		6,593,065
Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. (a)	33,580	1,434,873
Deckers Outdoor Corp. (a)	8,333	1,833,339
Rocky Brands, Inc.	2,569	63,788
Steven Madden Ltd.	10,911	212,765
		3,544,765

TOTAL CONSUMER DISCRETIONARY		27,929,266

CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	2,294	552,120
MGP Ingredients, Inc. (b)	3,006	119,458
		671,578
Food & Staples Retailing - 0.8%
Andersons, Inc.	10,385	199,080
BJ's Wholesale Club Holdings, Inc. (a)	4,780	198,609
Ingles Markets, Inc. Class A	12,423	472,571
Natural Grocers by Vitamin Cottage, Inc.	9,340	92,092
Performance Food Group Co. (a)	1,211	41,925
PriceSmart, Inc.	6,554	435,513
Rite Aid Corp. (a)(b)	13,231	125,562
United Natural Foods, Inc. (a)	3,702	55,049
Weis Markets, Inc.	2,916	139,968
		1,760,369
Food Products - 0.7%
Cal-Maine Foods, Inc. (a)	17,613	675,811
Darling Ingredients, Inc. (a)	772	27,815
Freshpet, Inc. (a)	3,412	380,950
John B. Sanfilippo & Son, Inc.	3,042	229,306
Lancaster Colony Corp.	308	55,070
Landec Corp. (a)	520	5,054
The Simply Good Foods Co. (a)	5,148	113,513
		1,487,519
Household Products - 0.4%
Central Garden & Pet Co. (a)	1,017	40,609
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,929	69,714
WD-40 Co.	4,194	793,966
		904,289
Personal Products - 0.2%
USANA Health Sciences, Inc. (a)	4,082	300,639
Tobacco - 0.1%
Vector Group Ltd.	13,957	135,243

TOTAL CONSUMER STAPLES		5,259,637

ENERGY - 1.6%
Energy Equipment & Services - 0.5%
Bristow Group, Inc. (a)	634	13,473
Championx Corp. (a)	8,151	65,126
Helix Energy Solutions Group, Inc. (a)	72,731	175,282
Liberty Oilfield Services, Inc. Class A	6,411	51,224
Nabors Industries Ltd. (b)	14,906	364,303
Newpark Resources, Inc. (a)	4,223	4,434
Nextier Oilfield Solutions, Inc. (a)	15,150	28,028
Oceaneering International, Inc. (a)	22,686	79,855
Oil States International, Inc. (a)	26,956	73,590
ProPetro Holding Corp. (a)	24,020	97,521
U.S. Silica Holdings, Inc.	15,869	47,607
		1,000,443
Oil, Gas & Consumable Fuels - 1.1%
Antero Resources Corp. (a)(b)	24,049	66,135
DHT Holdings, Inc.	99,213	511,939
GasLog Ltd.	1,147	3,108
Green Plains, Inc. (a)	4,576	70,836
Kosmos Energy Ltd.	265,807	259,321
Magnolia Oil & Gas Corp. Class A (a)	22,937	118,584
Matador Resources Co. (a)(b)	8,423	69,574
National Energy Services Reunited Corp. (a)	1,690	10,782
Nordic American Tanker Shipping Ltd. (b)	78,419	273,682
PBF Energy, Inc. Class A (b)	36,518	207,787
Penn Virginia Corp. (a)(b)	36,528	359,801
Range Resources Corp.	7,338	48,578
SM Energy Co.	96,296	153,111
World Fuel Services Corp.	2,836	60,095
		2,213,333

TOTAL ENERGY		3,213,776

FINANCIALS - 15.7%
Banks - 6.0%
1st Source Corp.	6,236	192,318
American National Bankshares, Inc.	786	16,443
Banc of California, Inc.	7,013	70,972
BancFirst Corp. (b)	27,200	1,110,848
Bancorp, Inc., Delaware (a)	14,199	122,679
Boston Private Financial Holdings, Inc.	9,888	54,582
Brookline Bancorp, Inc., Delaware	3,201	27,673
Cadence Bancorp Class A	36,172	310,717
Capital City Bank Group, Inc.	1,594	29,951
Capstar Financial Holdings, Inc.	891	8,741
Cathay General Bancorp	34,067	738,573
Community Bank System, Inc.	925	50,376
Community Trust Bancorp, Inc.	3,663	103,516
Eagle Bancorp, Inc.	1,586	42,489
Financial Institutions, Inc.	7,861	121,059
First Bancorp, North Carolina	1,072	22,437
First Bancorp, Puerto Rico	199,569	1,041,750
First Business Finance Services, Inc.	567	8,102
First Financial Bankshares, Inc.	5,688	158,752
First Financial Corp., Indiana	1,791	56,237
First Interstate Bancsystem, Inc.	9,969	317,513
First of Long Island Corp.	1,978	29,294
Flushing Financial Corp.	2,924	30,760
Fulton Financial Corp.	82,212	767,038
Great Southern Bancorp, Inc.	11,746	425,440
Great Western Bancorp, Inc.	3,279	40,824
Hancock Whitney Corp.	33,712	634,123
Hilltop Holdings, Inc.	32,364	666,051
Hope Bancorp, Inc.	7,694	58,359
Independent Bank Group, Inc.	6,400	282,752
International Bancshares Corp.	37,309	972,273
Investors Bancorp, Inc.	130,093	944,475
Lakeland Bancorp, Inc.	3,571	35,531
Lakeland Financial Corp.	4,568	188,202
Macatawa Bank Corp.	1,750	11,428
Mercantil Bank Holding Corp. Class A (a)	239	2,225
Mercantile Bank Corp.	1,474	26,561
Metrocity Bankshares, Inc.	666	8,771
Nicolet Bankshares, Inc. (a)	1,291	70,502
OFG Bancorp	20,395	254,122
Old National Bancorp, Indiana	4,263	53,543
Park National Corp.	1,921	157,445
Peapack-Gladstone Financial Corp.	5,778	87,537
People's Utah Bancorp	1,132	22,776
Peoples Bancorp, Inc.	374	7,140
Republic Bancorp, Inc., Kentucky Class A	458	12,897
Sandy Spring Bancorp, Inc.	4,009	92,528
Sierra Bancorp	7,480	125,589
South Plains Financial, Inc.	181	2,246
South State Corp.	2,930	141,080
Southside Bancshares, Inc.	7,061	172,500
The First Bancorp, Inc.	564	11,889
Tompkins Financial Corp.	2,162	122,823
Trico Bancshares	3,818	93,503
Trustmark Corp.	3,217	68,876
UMB Financial Corp.	10,526	515,879
United Community Bank, Inc.	8,128	137,607
Univest Corp. of Pennsylvania	5,824	83,691
Valley National Bancorp	37,169	254,608
Washington Trust Bancorp, Inc.	1,315	40,318
WesBanco, Inc.	11,659	249,036
West Bancorp., Inc.	165	2,614
		12,510,584
Capital Markets - 3.2%
Artisan Partners Asset Management, Inc.	34,591	1,348,703
Cohen & Steers, Inc.	17,911	998,359
Cowen Group, Inc. Class A	5,751	93,569
Federated Hermes, Inc. Class B (non-vtg.)	48,008	1,032,652
INTL FCStone, Inc. (a)	15,196	777,427
Oppenheimer Holdings, Inc. Class A (non-vtg.)	15,366	342,969
Piper Jaffray Companies	9,920	724,160
PJT Partners, Inc.	3,902	236,500
Pzena Investment Management, Inc.	3,311	17,747
Stifel Financial Corp.	1,798	90,907
Waddell & Reed Financial, Inc. Class A (b)	65,111	966,898
Westwood Holdings Group, Inc.	835	9,302
		6,639,193
Consumer Finance - 1.0%
Enova International, Inc. (a)	49,024	803,503
LendingClub Corp. (a)	26,146	123,148
Nelnet, Inc. Class A	19,062	1,148,486
		2,075,137
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (a)	36,253	1,350,787
Marlin Business Services Corp.	10,164	71,656
Rafael Holdings, Inc. (a)	949	14,710
		1,437,153
Insurance - 2.6%
Amerisafe, Inc.	8,185	469,492
Crawford & Co. Class B	2,442	15,726
Donegal Group, Inc. Class A	774	10,890
eHealth, Inc. (a)	6,485	512,315
Employers Holdings, Inc.	4,553	137,728
Goosehead Insurance	11,487	994,659
Horace Mann Educators Corp.	18,600	621,240
Investors Title Co.	123	15,997
National General Holdings Corp.	1,283	43,301
ProAssurance Corp.	8,141	127,325
Selective Insurance Group, Inc.	20,861	1,074,133
Third Point Reinsurance Ltd. (a)	4,068	28,273
Trupanion, Inc. (a)(b)	18,922	1,492,946
		5,544,025
Mortgage Real Estate Investment Trusts - 0.0%
Redwood Trust, Inc.	4,493	33,787
Thrifts & Mortgage Finance - 2.2%
Essent Group Ltd.	35,056	1,297,423
Farmer Mac Class C (non-vtg.)	4,381	278,894
First Defiance Financial Corp.	5,285	82,314
NMI Holdings, Inc. (a)	7,782	138,520
Northwest Bancshares, Inc.	54,446	500,903
Pennymac Financial Services, Inc.	3,440	199,933
Radian Group, Inc.	69,193	1,010,910
Walker & Dunlop, Inc.	12,381	656,193
Washington Federal, Inc.	16,252	339,017
Waterstone Financial, Inc.	14,656	227,021
		4,731,128

TOTAL FINANCIALS		32,971,007

HEALTH CARE - 19.7%
Biotechnology - 9.2%
ACADIA Pharmaceuticals, Inc. (a)	2,719	112,159
Adverum Biotechnologies, Inc. (a)	8,011	82,513
Affimed NV (a)	34,697	117,623
Agenus, Inc. (a)	45,543	182,172
Aimmune Therapeutics, Inc. (a)	1,835	63,216
Akebia Therapeutics, Inc. (a)	13,503	33,893
Alector, Inc. (a)	1,722	18,141
Allakos, Inc. (a)(b)	1,375	111,994
Allogene Therapeutics, Inc. (a)	3,214	121,200
Amicus Therapeutics, Inc. (a)	22,145	312,687
AnaptysBio, Inc. (a)	6,993	103,147
Apellis Pharmaceuticals, Inc. (a)	9,085	274,094
Arcturus Therapeutics Holdings, Inc. (a)	3,427	147,018
Arcus Biosciences, Inc. (a)	7,213	123,631
Ardelyx, Inc. (a)	30,941	162,440
Arena Pharmaceuticals, Inc. (a)	4,821	360,563
Arrowhead Pharmaceuticals, Inc. (a)	9,290	400,027
Athenex, Inc. (a)(b)	7,370	89,177
Athersys, Inc. (a)(b)	38,730	75,524
AVEO Pharmaceuticals, Inc. (a)	3,756	22,311
Avid Bioservices, Inc. (a)	1,726	13,152
Biohaven Pharmaceutical Holding Co. Ltd. (a)	3,996	259,780
BioXcel Therapeutics, Inc. (a)	4,551	197,331
Blueprint Medicines Corp. (a)	4,868	451,264
Bridgebio Pharma, Inc. (a)(b)	5,549	208,198
Calithera Biosciences, Inc. (a)	14,496	50,011
CareDx, Inc. (a)	1,653	62,715
Catalyst Biosciences, Inc. (a)	10,150	43,645
Catalyst Pharmaceutical Partners, Inc. (a)	28,898	85,827
ChemoCentryx, Inc. (a)	3,060	167,688
Chimerix, Inc. (a)	54,284	135,167
Clovis Oncology, Inc. (a)(b)	23,769	138,573
Coherus BioSciences, Inc. (a)(b)	14,969	274,531
Constellation Pharmaceuticals, Inc. (a)	5,488	111,187
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	61,878	111,380
Cortexyme, Inc. (a)(b)	2,500	125,000
Cue Biopharma, Inc. (a)	5,986	90,089
Cyclerion Therapeutics, Inc. (a)	1,334	8,111
Cytokinetics, Inc. (a)	2,458	53,216
CytomX Therapeutics, Inc. (a)	17,932	119,248
Deciphera Pharmaceuticals, Inc. (a)	5,601	287,331
Denali Therapeutics, Inc. (a)	3,708	132,858
Dicerna Pharmaceuticals, Inc. (a)	3,375	60,716
Eagle Pharmaceuticals, Inc. (a)	247	10,493
Editas Medicine, Inc. (a)(b)	3,266	91,644
Eidos Therapeutics, Inc. (a)(b)	1,849	93,430
Eiger Biopharmaceuticals, Inc. (a)	8,739	71,135
Emergent BioSolutions, Inc. (a)	6,570	678,878
Enanta Pharmaceuticals, Inc. (a)	658	30,123
Epizyme, Inc. (a)	14,289	170,468
Esperion Therapeutics, Inc. (a)(b)	985	36,612
Fate Therapeutics, Inc. (a)	11,763	470,167
FibroGen, Inc. (a)	11,958	491,713
Five Prime Therapeutics, Inc. (a)	15,676	73,677
Flexion Therapeutics, Inc. (a)(b)	11,630	121,068
Fortress Biotech, Inc. (a)	7,802	31,520
Global Blood Therapeutics, Inc. (a)	531	29,279
GlycoMimetics, Inc. (a)	8,994	27,612
Gritstone Oncology, Inc. (a)	8,018	21,248
Halozyme Therapeutics, Inc. (a)	21,858	574,428
Heron Therapeutics, Inc. (a)	5,056	74,930
IGM Biosciences, Inc. (a)	135	9,964
ImmunoGen, Inc. (a)	55,358	199,289
Immunomedics, Inc. (a)	1,565	133,072
Immunovant, Inc. (a)	1,020	35,894
Inovio Pharmaceuticals, Inc. (a)(b)	12,983	150,603
Insmed, Inc. (a)	7,887	253,488
Intellia Therapeutics, Inc. (a)(b)	816	16,222
Intercept Pharmaceuticals, Inc. (a)(b)	2,072	85,905
Invitae Corp. (a)(b)	17,420	755,157
Iovance Biotherapeutics, Inc. (a)(b)	2,266	74,597
Ironwood Pharmaceuticals, Inc. Class A (a)	10,256	92,253
Kadmon Holdings, Inc. (a)	42,921	168,250
Karuna Therapeutics, Inc. (a)	775	59,923
Karyopharm Therapeutics, Inc. (a)	11,427	166,834
Kindred Biosciences, Inc. (a)	18,627	79,910
Kodiak Sciences, Inc. (a)	4,941	292,557
Krystal Biotech, Inc. (a)	981	42,232
Kura Oncology, Inc. (a)	3,229	98,937
La Jolla Pharmaceutical Co. (a)(b)	24,777	99,851
Lexicon Pharmaceuticals, Inc. (a)(b)	33,541	48,299
Ligand Pharmaceuticals, Inc. Class B (a)(b)	731	69,679
Macrogenics, Inc. (a)	2,376	59,851
Madrigal Pharmaceuticals, Inc. (a)(b)	167	19,828
Mersana Therapeutics, Inc. (a)	13,263	246,957
Minerva Neurosciences, Inc. (a)	31,375	99,773
Mirati Therapeutics, Inc. (a)	4,336	719,993
Molecular Templates, Inc. (a)	7,205	78,679
Momenta Pharmaceuticals, Inc. (a)	16,114	845,663
Mustang Bio, Inc. (a)	29,646	93,385
Myriad Genetics, Inc. (a)	9,860	128,574
Natera, Inc. (a)	6,842	494,266
NextCure, Inc. (a)(b)	963	8,474
Novavax, Inc. (a)(b)	7,708	835,162
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Opko Health, Inc. (a)(b)	80,332	296,425
Organogenesis Holdings, Inc. Class A (a)	4,909	18,851
Oyster Point Pharma, Inc. (a)	2,657	56,089
Pieris Pharmaceuticals, Inc. (a)	18,835	38,988
PTC Therapeutics, Inc. (a)	10,389	485,686
Puma Biotechnology, Inc. (a)	12,892	130,080
Radius Health, Inc. (a)	11,796	133,767
REGENXBIO, Inc. (a)	3,916	107,768
Retrophin, Inc. (a)	13,932	257,185
Rubius Therapeutics, Inc. (a)(b)	5,851	29,314
Sangamo Therapeutics, Inc. (a)	3,856	36,439
Selecta Biosciences, Inc. (a)	10,101	25,050
Seres Therapeutics, Inc. (a)	877	24,828
Sorrento Therapeutics, Inc. (a)(b)	3,081	34,353
Syndax Pharmaceuticals, Inc. (a)	7,003	103,364
TCR2 Therapeutics, Inc. (a)(b)	1,605	32,614
TG Therapeutics, Inc. (a)	18,225	487,701
Translate Bio, Inc. (a)(b)	1,700	23,137
Turning Point Therapeutics, Inc. (a)	1,604	140,125
Twist Bioscience Corp. (a)	2,458	186,734
Ultragenyx Pharmaceutical, Inc. (a)	5,257	432,073
VBI Vaccines, Inc. (a)(b)	2,435	6,964
Veracyte, Inc. (a)	2,285	74,240
Viela Bio, Inc. (b)	1,110	31,169
Vir Biotechnology, Inc. (a)(b)	3,204	109,993
Xbiotech, Inc. (a)	5,498	104,957
Xencor, Inc. (a)	3,445	133,632
Y-mAbs Therapeutics, Inc. (a)	1,378	52,901
		19,356,921
Health Care Equipment & Supplies - 3.7%
Accelerate Diagnostics, Inc. (a)(b)	4,316	46,009
Accuray, Inc. (a)	33,957	81,497
Axonics Modulation Technologies, Inc. (a)	605	30,879
Cardiovascular Systems, Inc. (a)	25,398	999,411
Cerus Corp. (a)	28,895	180,883
ConforMis, Inc. (a)(b)	23,607	19,771
CryoPort, Inc. (a)	865	41,001
Genmark Diagnostics, Inc. (a)	67,103	952,863
Integer Holdings Corp. (a)	14,036	828,264
Invacare Corp.	7,087	53,294
Lantheus Holdings, Inc. (a)	23,792	301,445
Meridian Bioscience, Inc. (a)	48,892	830,186
Nevro Corp. (a)	5,020	699,286
Novocure Ltd. (a)	8,796	979,083
Orthofix International NV (a)	9,089	283,031
RTI Biologics, Inc. (a)	7,370	13,340
Seaspine Holdings Corp. (a)	2,164	30,945
Senseonics Holdings, Inc. (a)(b)	6,869	2,660
Shockwave Medical, Inc. (a)	176	13,341
Sientra, Inc. (a)	55,245	187,833
SurModics, Inc. (a)	18,126	705,283
Tandem Diabetes Care, Inc. (a)	3,195	362,633
Wright Medical Group NV (a)	6,988	213,414
		7,856,352
Health Care Providers & Services - 3.1%
Amedisys, Inc. (a)	1,048	247,779
Apollo Medical Holdings, Inc. (a)	7,080	127,015
Brookdale Senior Living, Inc. (a)	59,306	150,637
Corvel Corp. (a)	12,828	1,095,896
Magellan Health Services, Inc. (a)	6,410	485,750
National Healthcare Corp.	11,522	717,936
Owens & Minor, Inc.	40,641	1,020,496
Patterson Companies, Inc.	17,162	413,690
Providence Service Corp. (a)	3,923	364,486
Select Medical Holdings Corp. (a)	45,212	941,314
Tenet Healthcare Corp. (a)	36,340	890,693
		6,455,692
Health Care Technology - 1.8%
Allscripts Healthcare Solutions, Inc. (a)	133,836	1,089,425
HealthStream, Inc. (a)	2,804	56,276
HMS Holdings Corp. (a)	24,397	584,308
Inovalon Holdings, Inc. Class A (a)	16,758	443,249
Inspire Medical Systems, Inc. (a)	1,958	252,680
Nextgen Healthcare, Inc. (a)	71,373	909,292
Phreesia, Inc. (a)	5,053	162,353
Schrodinger, Inc.	427	20,287
Teladoc Health, Inc. (a)	1,548	339,384
		3,857,254
Life Sciences Tools & Services - 0.8%
Fluidigm Corp. (a)	12,076	89,725
Luminex Corp.	9,823	257,854
Medpace Holdings, Inc. (a)	4,687	523,772
Nanostring Technologies, Inc. (a)	7,000	312,900
NeoGenomics, Inc. (a)	8,941	329,833
Pacific Biosciences of California, Inc. (a)	4,828	47,652
		1,561,736
Pharmaceuticals - 1.1%
Akorn, Inc. (a)	5,436	155
Amneal Pharmaceuticals, Inc. (a)	32,850	127,458
Assertio Holdings, Inc. (a)	41,396	27,557
Axsome Therapeutics, Inc. (a)	4,396	313,215
Collegium Pharmaceutical, Inc. (a)	3,874	80,657
Corcept Therapeutics, Inc. (a)(b)	4,868	84,728
Intra-Cellular Therapies, Inc. (a)	3,699	94,916
MyoKardia, Inc. (a)	5,607	764,402
Pacira Biosciences, Inc. (a)	7,841	471,401
Prestige Brands Holdings, Inc. (a)	5,440	198,125
Revance Therapeutics, Inc. (a)	2,678	67,325
Supernus Pharmaceuticals, Inc. (a)	703	14,651
Theravance Biopharma, Inc. (a)	2,442	36,105
Zogenix, Inc. (a)	2,746	49,236
		2,329,931

TOTAL HEALTH CARE		41,417,886

INDUSTRIALS - 15.6%
Aerospace & Defense - 1.6%
AAR Corp.	33,660	632,808
Aerojet Rocketdyne Holdings, Inc. (a)	1,011	40,329
Astronics Corp. (a)	23,640	182,501
Axon Enterprise, Inc. (a)	2,553	231,557
Maxar Technologies, Inc. (b)	5,058	126,147
Moog, Inc. Class A	17,921	1,138,521
Parsons Corp. (a)	26,875	901,388
Vectrus, Inc. (a)	367	13,946
		3,267,197
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	4,482	272,954
Airlines - 0.1%
Spirit Airlines, Inc. (a)(b)	12,117	195,084
Building Products - 2.1%
Advanced Drain Systems, Inc.	10,502	655,745
Builders FirstSource, Inc. (a)	2,893	94,370
Cornerstone Building Brands, Inc. (a)	14,703	117,330
Gibraltar Industries, Inc. (a)	4,709	306,744
Griffon Corp.	1,545	30,189
Quanex Building Products Corp.	30,078	554,638
Resideo Technologies, Inc. (a)	14,869	163,559
Simpson Manufacturing Co. Ltd.	4,738	460,344
Trex Co., Inc. (a)	8,890	636,524
UFP Industries, Inc.	25,490	1,440,440
		4,459,883
Commercial Services & Supplies - 1.9%
ADS Waste Holdings, Inc. (a)	1,088	32,890
Brady Corp. Class A	19,400	776,388
Deluxe Corp.	19,546	502,919
Kimball International, Inc. Class B	66,281	698,602
Knoll, Inc.	17,823	214,945
Tetra Tech, Inc. (b)	6,452	616,166
UniFirst Corp.	6,489	1,228,822
VSE Corp.	655	20,069
		4,090,801
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	2,302	118,576
EMCOR Group, Inc.	20,974	1,420,150
Fluor Corp.	16,273	143,365
Great Lakes Dredge & Dock Corp. (a)	27,694	263,370
Primoris Services Corp.	6,568	118,487
		2,063,948
Electrical Equipment - 3.0%
Atkore International Group, Inc. (a)	36,606	832,054
AZZ, Inc.	11,959	408,041
Encore Wire Corp.	21,079	978,487
EnerSys	20,485	1,374,953
Generac Holdings, Inc. (a)	2,091	404,901
Plug Power, Inc. (a)(b)	90,790	1,217,494
Powell Industries, Inc.	24,972	602,574
Preformed Line Products Co.	5,037	245,403
Sunrun, Inc. (a)	3,345	257,799
Thermon Group Holdings, Inc. (a)	1,227	13,779
		6,335,485
Machinery - 2.3%
Albany International Corp. Class A	1,426	70,601
Altra Industrial Motion Corp.	7,498	277,201
Chart Industries, Inc. (a)	2,581	181,367
CIRCOR International, Inc. (a)	6,449	176,380
Columbus McKinnon Corp. (NY Shares)	1,973	65,306
EnPro Industries, Inc.	2,940	165,845
Evoqua Water Technologies Corp. (a)	17,772	377,122
Gencor Industries, Inc. (a)	253	2,791
Gorman-Rupp Co.	2,082	61,336
Hillenbrand, Inc.	21,522	610,364
Hurco Companies, Inc.	8,076	229,358
Hyster-Yale Materials Handling Class A	1,816	67,464
L.B. Foster Co. Class A (a)	881	11,823
Lydall, Inc. (a)	3,244	53,656
Mueller Industries, Inc.	15,617	422,596
NN, Inc.	2,292	11,827
Park-Ohio Holdings Corp.	557	8,951
Proto Labs, Inc. (a)	1,361	176,250
Rexnord Corp.	45,793	1,366,463
Tennant Co.	554	33,439
Watts Water Technologies, Inc. Class A	3,856	386,178
Welbilt, Inc. (a)	1,531	9,431
		4,765,749
Marine - 0.1%
Costamare, Inc.	24,937	151,368
Professional Services - 1.5%
Barrett Business Services, Inc.	2,208	115,788
CRA International, Inc.	2,294	85,956
Heidrick & Struggles International, Inc.	27,241	535,286
Kforce, Inc.	26,282	845,492
Korn Ferry	5,725	166,025
Resources Connection, Inc.	74,524	860,752
TriNet Group, Inc. (a)	8,032	476,458
		3,085,757
Road & Rail - 0.4%
ArcBest Corp.	7,887	244,970
Heartland Express, Inc.	4,740	88,164
Marten Transport Ltd.	36,997	603,791
		936,925
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	12,958	713,986
BMC Stock Holdings, Inc. (a)	3,076	131,745
GMS, Inc. (a)	18,921	455,996
Herc Holdings, Inc. (a)	4,226	167,392
Now, Inc. (a)	8,400	38,136
Rush Enterprises, Inc. Class A	25,039	1,265,471
Systemax, Inc.	15,339	367,216
Titan Machinery, Inc. (a)	1,611	21,314
WESCO International, Inc. (a)	214	9,420
		3,170,676

TOTAL INDUSTRIALS		32,795,827

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.7%
Acacia Communications, Inc. (a)	854	57,560
ADTRAN, Inc.	9,536	97,792
Calix Networks, Inc. (a)	61,813	1,099,035
Comtech Telecommunications Corp.	2,074	29,036
Digi International, Inc. (a)	4,087	63,880
Extreme Networks, Inc. (a)	29,916	120,262
Plantronics, Inc.	1,891	22,389
		1,489,954
Electronic Equipment & Components - 1.5%
Badger Meter, Inc.	823	53,800
ePlus, Inc. (a)	2,937	214,988
Insight Enterprises, Inc. (a)	17,595	995,525
Itron, Inc. (a)	523	31,767
Kimball Electronics, Inc. (a)	24,620	284,607
Methode Electronics, Inc. Class A	14,219	405,242
PC Connection, Inc.	14,771	606,497
Sanmina Corp. (a)	8,838	239,068
ScanSource, Inc. (a)	17,699	350,971
		3,182,465
IT Services - 1.7%
Brightcove, Inc. (a)	3,560	36,454
Conduent, Inc. (a)	15,383	48,918
CSG Systems International, Inc.	3,140	128,583
EVERTEC, Inc.	38,820	1,347,442
Limelight Networks, Inc. (a)	50,245	289,411
ManTech International Corp. Class A	3,753	258,507
Perspecta, Inc.	29,442	572,647
Sykes Enterprises, Inc. (a)	22,419	766,954
		3,448,916
Semiconductors & Semiconductor Equipment - 4.5%
Ambarella, Inc. (a)	12,703	662,843
Amkor Technology, Inc. (a)	57,528	644,314
Cirrus Logic, Inc. (a)	14,051	947,740
Diodes, Inc. (a)	12,355	697,440
Enphase Energy, Inc. (a)	4,677	386,273
FormFactor, Inc. (a)	13,718	341,990
Inphi Corp. (a)	6,722	754,545
Lattice Semiconductor Corp. (a)	34,105	987,681
NeoPhotonics Corp. (a)	47,870	291,528
Photronics, Inc. (a)	5,904	58,804
Pixelworks, Inc. (a)	6,745	13,827
Power Integrations, Inc.	14,067	779,312
Rambus, Inc. (a)	5,383	73,693
Semtech Corp. (a)	2,543	134,677
Silicon Laboratories, Inc. (a)	11,205	1,096,409
Synaptics, Inc. (a)	16,185	1,301,598
Ultra Clean Holdings, Inc. (a)	6,032	129,447
Veeco Instruments, Inc. (a)	1,221	14,249
		9,316,370
Software - 6.1%
Agilysys, Inc. (a)	40,879	987,637
AppFolio, Inc. (a)	2,854	404,726
BlackLine, Inc. (a)	13,748	1,232,233
Box, Inc. Class A (a)	68,129	1,182,719
Cloudera, Inc. (a)	72,109	785,267
CommVault Systems, Inc. (a)	26,582	1,084,546
Cornerstone OnDemand, Inc. (a)	15,671	569,798
Digital Turbine, Inc. (a)	45,034	1,474,413
Domo, Inc. Class B (a)	13,214	506,493
Ebix, Inc. (b)	2,162	44,537
Everbridge, Inc. (a)	2,719	341,860
MobileIron, Inc. (a)	85,938	602,425
Progress Software Corp.	30,499	1,118,703
Q2 Holdings, Inc. (a)	12,666	1,155,899
Rimini Street, Inc. (a)	408	1,314
SecureWorks Corp. (a)	2,779	31,653
SPS Commerce, Inc. (a)	11,597	903,058
TeleNav, Inc. (a)	14,812	53,323
Tenable Holdings, Inc. (a)	3,977	150,132
Verint Systems, Inc. (a)	2,252	108,501
Yext, Inc. (a)	6,284	95,391
		12,834,628
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	79,301	678,817

TOTAL INFORMATION TECHNOLOGY		30,951,150

MATERIALS - 3.9%
Chemicals - 1.0%
FutureFuel Corp.	27,181	309,048
Hawkins, Inc.	590	27,199
PolyOne Corp.	19,398	513,271
Stepan Co.	10,881	1,186,029
Tronox Holdings PLC	15,252	120,033
		2,155,580
Construction Materials - 0.4%
Forterra, Inc. (a)	73,371	867,245
Containers & Packaging - 0.4%
Myers Industries, Inc.	63,670	842,354
Metals & Mining - 1.5%
Coeur d'Alene Mines Corp. (a)	31,765	234,426
Commercial Metals Co.	39,235	783,915
Hecla Mining Co.	56,455	286,791
Materion Corp.	3,378	175,757
Novagold Resources, Inc. (a)	24,961	297,309
Schnitzer Steel Industries, Inc. Class A	1,061	20,403
Worthington Industries, Inc.	30,937	1,261,611
		3,060,212
Paper & Forest Products - 0.6%
Boise Cascade Co.	22,084	881,593
Schweitzer-Mauduit International, Inc.	13,624	414,033
		1,295,626

TOTAL MATERIALS		8,221,017

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Agree Realty Corp.	1,603	102,015
American Assets Trust, Inc.	33,242	800,800
Armada Hoffler Properties, Inc.	3,707	34,327
CareTrust (REIT), Inc.	7,114	126,594
CatchMark Timber Trust, Inc.	6,447	57,572
City Office REIT, Inc.	3,343	25,139
Colony Capital, Inc.	73,098	199,558
CoreCivic, Inc.	30,356	242,848
Diversified Healthcare Trust (SBI)	127,795	449,838
EastGroup Properties, Inc.	5,512	712,867
Essential Properties Realty Trust, Inc.	11,910	218,191
Farmland Partners, Inc.	4,889	32,561
Four Corners Property Trust, Inc.	12,609	322,664
Franklin Street Properties Corp.	3,455	12,645
Gladstone Land Corp.	4,423	66,433
Healthcare Realty Trust, Inc.	5,977	180,027
Hersha Hospitality Trust	5,931	32,858
Hospitality Properties Trust (SBI)	10,323	82,068
Kite Realty Group Trust	15,336	177,591
Monmouth Real Estate Investment Corp. Class A	1,885	26,107
National Storage Affiliates Trust	24,702	808,002
New Senior Investment Group, Inc.	20,038	80,152
Piedmont Office Realty Trust, Inc. Class A	5,399	73,264
Potlatch Corp.	838	35,280
Preferred Apartment Communities, Inc. Class A	2,978	16,081
PS Business Parks, Inc.	8,900	1,089,271
Retail Value, Inc.	547	6,876
RLJ Lodging Trust	38,451	332,986
Safety Income and Growth, Inc.	1,959	121,654
Seritage Growth Properties (a)(b)	7,020	94,419
Sunstone Hotel Investors, Inc.	66,101	524,842
Terreno Realty Corp.	5,737	314,158
The GEO Group, Inc.	13,160	149,234
		7,548,922
Real Estate Management & Development - 1.1%
Gyrodyne LLC (a)	137	2,262
Kennedy-Wilson Holdings, Inc.	26,074	378,594
Marcus & Millichap, Inc. (a)	15,729	432,862
Newmark Group, Inc.	120,597	520,979
RE/MAX Holdings, Inc.	7,758	253,919
The RMR Group, Inc.	26,504	728,065
		2,316,681

TOTAL REAL ESTATE		9,865,603

UTILITIES - 2.7%
Electric Utilities - 1.1%
Allete, Inc.	13,686	708,114
MGE Energy, Inc.	1,120	70,179
Otter Tail Corp.	9,749	352,621
PNM Resources, Inc.	2,700	111,591
Portland General Electric Co.	27,992	993,716
Spark Energy, Inc. Class A, (b)	9,750	81,120
		2,317,341
Gas Utilities - 0.2%
New Jersey Resources Corp.	7,705	208,189
South Jersey Industries, Inc.	3,872	74,613
Southwest Gas Holdings, Inc.	485	30,604
		313,406
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp. (a)	32,223	63,157
Clearway Energy, Inc. Class A	48,048	1,186,786
Ormat Technologies, Inc.	235	13,891
Sunnova Energy International, Inc. (a)	872	26,518
		1,290,352
Multi-Utilities - 0.3%
Avista Corp.	13,847	472,460
Black Hills Corp.	2,816	150,628
NorthWestern Energy Corp.	739	35,945
		659,033
Water Utilities - 0.5%
American States Water Co.	4,567	342,297
California Water Service Group	6,913	300,370
Consolidated Water Co., Inc.	1,845	19,206
Middlesex Water Co.	5,441	338,158
York Water Co.	1,631	68,942
		1,068,973

TOTAL UTILITIES		5,649,105

TOTAL COMMON STOCKS
(Cost $190,351,160)		202,096,752

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
WESCO International, Inc. (d)
(Cost $15,079)	569	15,972

Money Market Funds - 9.4%
Fidelity Cash Central Fund 0.10% (e)	6,937,096	6,938,484
Fidelity Securities Lending Cash Central Fund 0.10% (e)(f)	12,893,026	12,894,315
TOTAL MONEY MARKET FUNDS
(Cost $19,832,799)		19,832,799
TOTAL INVESTMENT IN SECURITIES - 105.7%
(Cost $210,199,038)		221,945,523
NET OTHER ASSETS (LIABILITIES) - (5.7)%(g)		(12,002,355)
NET ASSETS - 100%		$209,943,168

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	104	Dec. 2020	$7,822,880	$(118,741)	$(118,741)

The notional amount of futures purchased as a percentage of Net Assets is 3.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $591,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,731
Fidelity Securities Lending Cash Central Fund	117,985
Total	$135,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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